iShares
®
iBonds
®
1-5 Year Corporate Ladder ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds Dec 2026 Term Corporate ETF ..... 458,232 $ 11,125,873
iShares iBonds Dec 2027 Term Corporate ETF ..... 457,841 11,153,006
iShares iBonds Dec 2028 Term Corporate ETF ..... 437,137 11,164,479
iShares iBonds Dec 2029 Term Corporate ETF ..... 476,291 11,202,364
iShares iBonds Dec 2030 Term Corporate ETF ..... 505,549 11,195,383
55,841,105
a
Total Long-Term Investments — 99.9%
(Cost: $ 55,510,204 ) ................................. 55,841,105
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (b)
............................ 62,610 $ 62,610
a
Total Short-Term Securities — 0.1%
(Cost: $ 62,610 ) .................................... 62,610
Total Investments — 100.0%
(Cost: $ 55,572,814 ) ................................. 55,903,715
Other Assets Less Liabilities — 0 .0% ..................... 1,914
Net Assets — 100.0% ................................. $ 55,905,629
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ —  $ —
(b)
$ —  $ —  $ —  —  $ 808
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 9,677  52,933
(b)
—  —  —  62,610  62,610  314  —
iShares iBonds
Dec 2026 Term
Corporate ETF .. 2,019,373  9,079,200  —  —  27,300  11,125,873  458,232  24,301  —
iShares iBonds
Dec 2027 Term
Corporate ETF .. 2,021,263  9,089,964  —  —  41,779  11,153,006  457,841  25,394  —
iShares iBonds
Dec 2028 Term
Corporate ETF .. 2,023,094  9,097,620  —  —  43,765  11,164,479  437,137  26,859  —
iShares iBonds
Dec 2029 Term
Corporate ETF .. 2,026,381  9,118,498  —  —  57,485  11,202,364  476,291  27,115  —
iShares iBonds
Dec 2030 Term
Corporate ETF .. 2,029,808  9,128,234  —  —  37,341  11,195,383  505,549  26,500  —
$ —  $ —  $ 207,670
$ 55,903,715
$ 131,291  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
1-5 Year Corporate Ladder ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 55,841,105  $ —  $ —  $ 55,841,105
Short-Term Securities
Money Market Funds ...................................... 62,610  —  —  62,610
$ 55,903,715  $ —  $ —  $ 55,903,715